SHARE CAPITAL (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure Of Share Capital Information [Abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options
The following table summarizes changes in the Company’s outstanding stock options for the year ended September 30, 2025:

	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
Balance - September 30, 2024	2,691,336	$9.89
Exercised	(2,500)	$1.60
Expired	(387,162)	$9.06
Balance - September 30, 2025	2,301,674	$10.03

Disclosure of detailed information about range of exercise prices of outstanding share options
The following is a summary of the outstanding stock options as at September 30, 2025:

OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
Range of Exercise Prices	Quantity Outstanding	Weighted Average Remaining Contractual Life (years)	Quantity Exercisable
$1.20 - $3.00	61,828	3.6	61,828
$3.01 - $5.00	212,087	6.5	212,087
$5.01 - $10.00	1,234,667	6.5	1,234,667
$10.01 - $20.00	598,542	3.9	598,542
$20.01 - $30.00	90,800	3.1	90,800
$30.01 - $45.08	103,750	3.6	103,750
	2,301,674	5.5	2,301,674

Disclosure of detailed information about number and weighted average exercise prices of restricted stock unit
The following table summarizes the movements in the Company’s outstanding RSUs:

NUMBER
Balance - September 30, 2024	2,973,643
Granted	1,327,676
Exercised	(1,063,473)
Cancelled / Forfeited	(241,052)
Balance - September 30, 2025	2,996,794

Disclosure of detailed information about number and weighted average exercise prices of performance share units
The following table summarizes the movements in the Company’s outstanding PSUs:

NUMBER
Balance - September 30, 2024	1,117,218
Granted	797,461
Exercised	(13,167)
Cancelled / Forfeited	(223,750)
Balance - September 30, 2025	1,677,762